RELATED PARTY AND PARTY-IN-INTEREST TRANSACTIONS (Details) - EBP 002 - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Contribution of employer stock	$ 1,538
Boeing common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	29	31
Investment, plan interest in master trust, cost	$ 5,274	$ 5,291
Investment acquired, plan interest in master trust, purchase price	313	227
Investment sold, plan interest in master trust, selling price	$ 1,998	$ 2,105